Equity (Details) - Schedule of Common Shares - USD ($)	Mar. 31, 2023	Mar. 31, 2022
Schedule of Common Shares [Abstract]
Common shares – par value $ 0.01/0.10 each	$ 37,576,449	$ 34,154,062